Amounts Due to Subsidiaries' Non-Controlling Shareholders	12 Months Ended
Dec. 31, 2025
Amounts Due to Subsidiaries
AMOUNTS DUE TO SUBSIDIARIES' NON-CONTROLLING SHAREHOLDERS
26.	AMOUNTS DUE TO SUBSIDIARIES’ NON-CONTROLLING SHAREHOLDERS

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Interest-free	24,322	63,019	64,081
Interest bearing at Hong Kong Inter-bank Offered Rate (“HIBOR”) plus 1.15% per annum	21,762	—	—
Interest bearing at 2 times of HIBOR plus 1.15% per annum	7,643	—	—
	53,727	63,019	64,081

Amounts due to subsidiaries’ non-controlling shareholders are unsecured.

During the year ended December 31, 2024, interest bearing balances were settled through the current account of ultimate holding company and the non-controlling shareholder.